Earnings per share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Schedule of earnings per share

	Year ended
	December 31, 2024	December 31, 2023	December 31, 2022
Net income	216,316	225,492	214,020

Basic Earnings Per Share
Weighted average number of common shares issued	45,701	49,423	50,214
Weighted average number of common shares held as treasury stock	(619)	(619)	(619)
Weighted average number of common shares (in thousands)	45,082	48,804	49,595

Basic Earnings Per Share	4.80	4.62	4.32

Diluted Earnings Per Share
Weighted average number of common shares	45,082	48,804	49,595
Net dilution impact related to awards of unvested common shares	817	473	265
Weighted average number of diluted common shares (in thousands)	45,899	49,277	49,860

Diluted Earnings Per Share	4.71	4.58	4.29